Cash and cash equivalents - Reconciliation of Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Cash and Equivalents [Line Items]
Cash and cash equivalents	¥ 279,420	¥ 516,446
Reconciliation of liabilities arising from financing activities
Beginning balance	368,505	395,284
Changes from financing cash flows:
Loans borrowed from a related party	4,000	13,000		¥ 9,000
Repayment of loans to a related party	(41,981)	(34,079)		(4,000)
Repayment of interest on loans to a related party	(853)
Acquisition of affiliated entities under common control	(56,866)
Capital contribution		2,450	¥ 15,139
Payments to NCI upon liquidation of subsidiaries		(3,713)		0
Capital element of lease rentals paid	(3,829)	(2,721)
Interest element of lease rentals paid	(944)	(4,174)
Dividends paid to NCI		21,145
Dividends declared to be payable to a non-controlling shareholder of subsidiaries		21,145	7,482
Total changes from financing cash flows	(100,473)	(50,382)
Other changes:
New leases	19,684	9,571
Interest on lease liabilities	1,379	4,363
Interest on loans borrowed from a related party	205	440
Termination of a lease contract		(4,265)
Lease modification	(1,038)	131,634
Leases prepayments		(524,996)
Net profit (loss) and total comprehensive income attributable to NCI	3,681	(4,234)		22,359
Waving liabilities from non-controlling shareholders	3,560
Total other changes	27,471	(387,487)
Lease liabilities	35,754	20,502
Ending balance	295,503	368,505	395,284	395,284
IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance		806,374
Other changes:
Lease liabilities			411,090	411,090
Ending balance			806,374	806,374
Loans Due to Related Parties [Member]
Reconciliation of liabilities arising from financing activities
Beginning balance	84,172	104,811
Changes from financing cash flows:
Loans borrowed from a related party	4,000	13,000
Repayment of loans to a related party	(41,981)	(34,079)
Repayment of interest on loans to a related party	(853)
Total changes from financing cash flows	(38,834)	(21,079)
Other changes:
Interest on loans borrowed from a related party	205	440
Total other changes	205	440
Ending balance	45,543	84,172	104,811	104,811
Loans Due to Related Parties [Member] | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance		104,811
Other changes:
Ending balance			104,811	104,811
Lease liabilities [member]
Reconciliation of liabilities arising from financing activities
Beginning balance	20,502
Changes from financing cash flows:
Capital element of lease rentals paid	(3,829)	(2,721)
Interest element of lease rentals paid	(944)	(4,174)
Total changes from financing cash flows	(4,773)	(6,895)
Other changes:
New leases	19,684	9,571
Interest on lease liabilities	1,379	4,363
Termination of a lease contract		(4,265)
Lease modification	(1,038)	131,634
Leases prepayments		(524,996)
Total other changes	20,025	(383,693)
Ending balance	35,754	20,502
Lease liabilities [member] | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance		411,090
Other changes:
Lease liabilities			411,090	411,090
Ending balance			411,090	411,090
Contributed capital
Reconciliation of liabilities arising from financing activities
Beginning balance	253,034	253,034
Changes from financing cash flows:
Acquisition of affiliated entities under common control	(56,866)
Total changes from financing cash flows	(56,866)
Other changes:
Waving liabilities from non-controlling shareholders	1,816
Total other changes	1,816
Ending balance	197,984	253,034	253,034	253,034
Contributed capital | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance		253,034
Other changes:
Ending balance			253,034	253,034
Non Controlling interests
Reconciliation of liabilities arising from financing activities
Beginning balance	10,797	37,439
Changes from financing cash flows:
Capital contribution		2,450
Payments to NCI upon liquidation of subsidiaries		(3,713)
Dividends paid to NCI		21,145
Total changes from financing cash flows		(22,408)
Other changes:
Net profit (loss) and total comprehensive income attributable to NCI	3,681	(4,234)
Waving liabilities from non-controlling shareholders	1,744
Total other changes	5,425	(4,234)
Ending balance	16,222	10,797	37,439	37,439
Non Controlling interests | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance		37,439
Other changes:
Ending balance			¥ 37,439	¥ 37,439
Group denominated [member]
Cash and Equivalents [Line Items]
Cash and cash equivalents	¥ 247,355	¥ 511,569